Performance B.4. People (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Number of permanent employees:
Continuing operations | employee	16,987	14,404	13,211
Joint ventures (Guatemala, Honduras and Ghana – for 2018 and 2017) | employee	4,416	4,326	4,023
Discontinued operations | employee	0	397	751
Total | employee	21,403	19,127	17,985
Classes of employee benefits expense:
Wages and salaries	$ (356)	$ (320)	$ (290)
Social security	(61)	(57)	(67)
Share based compensation	(21)	(22)	(14)
Pension and other long-term benefit costs	(7)	(8)	(6)
Other employee related costs	(70)	(45)	(74)
Total	$ (514)	$ (451)	$ (451)